STOCK OPTION PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK OPTION PLAN
8. STOCK OPTION PLAN

The Company’s 2005 Stock Option Plan (the “Plan”) was originally adopted by the Board of Directors of Old Arno in August 2005, and was assumed by the Company on June 3, 2008 in connection with the Merger. After giving effect to the Merger, there were initially 373,831 shares of the Company’s common stock reserved for issuance under the Plan. On April 25, 2011, the Company’s Board of Directors (the “Board”) approved an amendment to the Plan to increase the number of shares of common stock issuable under the Plan to 875,000 shares. On January 14, 2013, the Board approved an amendment to the Plan to increase the number of shares of common stock issuable under the Plan to 945,276 shares. On October 7, 2013, the Board adopted an amendment to the Plan, as amended that increased the number of shares of common stock authorized for issuance thereunder from 945,276 to 11,155,295. Under the Plan, incentives may be granted to officers, employees, directors, consultants, and advisors. Incentives under the Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options, (b) stock appreciation rights, (c) stock awards, (d) restricted stock and (e) performance shares.

The Plan is administered by the Board, or a committee appointed by the Board, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the Plan cannot exceed 10 years. Options shall not have an exercise price less than the fair market value of the Company’s common stock on the grant date, and generally vest over a period of three to four years.

As of September 30, 2015, there are 3,943,651 shares available for future grants and awards under the Plan, which covers stock options, warrants and restricted stock awards.

The Company issued the following stock options during the three and nine month periods ended September 30, 2015 and 2014, respectively:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014

Options granted	-	-	-	2,186,957

The Company estimated the fair value of each option award granted using the Black-Scholes option-pricing model. The following assumptions were used for the nine months ended September 30, 2014 as no options were granted in 2015 and the three months ended September 30, 2014:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014

Expected volatility	N/A	N/A	N/A	92%
Expected term	N/A	N/A	N/A	6 years
Dividend yield	N/A	N/A	N/A	0.0%
Risk- free interest rate	N/A	N/A	N/A	1.57% - 1.58%
Stock price	N/A	N/A	N/A	$2.23 - $2.90
Forfeiture rate	N/A	N/A	N/A	0.0%

A summary of the status of the options issued under the Plan at September 30, 2015, and information with respect to the changes in options outstanding, is as follows:

	Number of Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value

Options outstanding at December 31, 2014	7,339,118	$2.59	$-
Granted	-	-	-
Exercised	-	-	-
Cancelled	(167,454)	$2.78	-
Options outstanding at September 30, 2015	7,171,664	$2.59	$-

Options vested and expected to vest at September 30, 2015	7,171,664	$2.59	$-

Exercisable at September 30, 2015	4,456,031	$2.70	$-

Shares available for grant under the 2005 Plan	3,943,651

The following table summarizes information about stock options outstanding at September 30, 2015:

	Outstanding			Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price

$0.85	136,785	9.10	$0.85	37,995	$0.85
$1.30	100,000	9.02	$1.30	-	$1.30
$2.23	223,445	8.40	$2.23	97,757	$2.23
$2.40	5,188,107	7.44	$2.40	3,387,298	$2.40
$2.90	1,420,944	8.31	$2.90	830,598	$2.90
$8.00	65,000	4.82	$8.00	65,000	$8.00
$19.38	37,383	2.53	$19.38	37,383	$19.38

Total	7,171,664	7.64	$2.59	4,456,031	$2.70

Stock-based compensation costs under the Plan for the three and nine month periods ended September 30, 2015 and 2014 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014

Research and development	$275,429	$209,411	$830,180	$756,997
General and administrative	658,900	874,639	2,027,109	2,745,082

Total	$934,329	$1,084,050	$2,857,289	$3,502,079

The fair value of options vested under the Plan was approximately $935,446 and $1,101,685 for the three months ended September 30, 2015 and 2014, and $3,590,708 and $3,018,414 for the nine months ended September 30, 2015 and 2014, respectively.

At September 30, 2015, total unrecognized estimated compensation cost related to stock options granted prior to that date was approximately $4,709,724 which is expected to be recognized over a weighted-average vesting period of 2.1 years. This unrecognized estimated employee compensation cost does not include any estimate for forfeitures of performance-based stock options.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model and is expensed as the underlying options vest. The fair value of any options issued to non-employees is recorded as expense over the applicable service periods.

11. STOCK OPTION PLAN

The Company’s 2005 Stock Option Plan (the “Plan”) was originally adopted by the Board of Directors of Old Arno in August 2005, and was assumed by the Company on June 3, 2008 in connection with the Merger. After giving effect to the Merger, there were initially 373,831 shares of the Company’s common stock reserved for issuance under the Plan. On April 25, 2011, the Company’s Board of Directors (the “Board”) approved an amendment to the Plan to increase the number of shares of common stock issuable under the Plan to 875,000 shares. On January 14, 2013, the Company’s Board of Directors approved an amendment to the Plan to increase the number of shares of common stock issuable under the Plan to 945,276 shares. On October 7, 2013, the Company’s Board of Directors adopted an amendment to the Company’s 2005 Plan, as amended that increased the number of shares of common stock authorized for issuance thereunder from 945,276 to 11,155,295. Under the Plan, incentives may be granted to officers, employees, directors, consultants, and advisors. Incentives under the Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options, (b) stock appreciation rights, (c) stock awards, (d) restricted stock and (e) performance shares.

The Plan is administered by the Board, or a committee appointed by the Board, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the Plan cannot exceed 10 years. Options shall not have an exercise price less than the fair market value of the Company’s common stock on the grant date, and generally vest over a period of three to four years.

As of December 31, 2014, there are 3,776,197 shares available for future grants and awards under the Plan, which covers stock options, warrants and restricted awards.

On October 7, 2013, the Board approved a plan to grant 10-year stock options under the 2005 Plan to each of Glenn Mattes, the Company’s President and Chief Executive Officer, Alexander Zukiwski, M.D., the Company’s Chief Medical Officer, and Stefan Proniuk, Ph.D., the Company’s Vice President, Product Development, to purchase 5.5%, 4.5% and 0.65%, respectively, of the number of shares issued by the Company upon the conversion of the Debentures (the “Management Options”). The effective grant date of the Management Options was November 4, 2013, following the complete conversion of the Debentures pursuant to the Conversion Agreement, and the exercise price was fixed at $2.40 per share, reflecting the fair market value of the common stock. The total number of shares subject to the Management Options granted to Mr. Mattes, Dr. Zukiwski and Dr. Proniuk was 386,697, 316,389 and 45,701 shares, respectively. The right to purchase the shares subject to the Management Options will vest in 36 equal monthly installments commencing on the first month anniversary of the date of grant and continuing each month thereafter until fully vested, provided that such vesting shall accelerate upon a “change of control” of the Company, as such term is defined under the 2005 Plan (but excluding any transaction conducted primarily for purposes of raising capital).

On October 7, 2013, the Board also adopted a standard compensation plan applicable to its non-employee directors (the “Director Compensation Plan”), pursuant to which the Company’s non-employee directors are entitled to cash and equity-based compensation for their services as directors of the Company. Further, on November 4, 2013, and in accordance with the Director Compensation Plan, the Board granted to each non-employee director, 10-year stock options under the 2005 Plan to purchase, at an exercise price of $2.40 per share, a number of shares of Common Stock equal to 0.10% of the then outstanding shares of Common Stock determined on a fully-diluted basis (i.e., assuming the issuance of all shares issuable upon the exercise or conversion of the Company’s outstanding options, warrants or other rights to acquire Common Stock, but excluding all shares reserved for issuance under the 2005 Plan (“Fully-Diluted Basis”)); provided, that the Company’s Chairman of the Board shall instead be granted a stock option to purchase 0.20% of the outstanding shares of Common Stock determined on a Fully-Diluted Basis (collectively the “Director Options”).

In addition to the Director Options, on November 4, 2013, the Board made one-time grants of 10-year stock options to Arie Belldegrun, M.D., the Company’s Chairman of the Board, and Steven Ruchefsky, to purchase a number of shares of Common Stock equal to 5.0% and 0.2%, respectively, of the shares of Common Stock outstanding on the effective date of such grant, determined on a Fully-Diluted Basis. Such options are subject to the same terms and conditions applicable to the Director Options.

During the years ended December 31, 2014 and December 31, 2013 the Company issued the following stock options:

	Year Ended December 31,
	2014	2013

Options granted	2,423,742	5,038,605

The Company estimated the fair value of each option award granted using the Black-Scholes option-pricing model. The following assumptions were used for the years ended December 31, 2014 and 2013:

	Year Ended December 31,
	2014	2013

Expected volatility	86% - 92%	89% - 96%
Expected term	6 years	4-6 years
Dividend yield	0.0%	0.0%
Risk- free interest rate	1.57% - 1.63%	0.77% - 1.35%
Stock price	$0.85 - $2.90	$2.40
Forfeiture rate	0.0%	0.0%

A summary of the status of the options issued under the Plan at December 31, 2014, and information with respect to the changes in options outstanding is as follows:

	Number of Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value

Options outstanding at December 31, 2013	5,758,463	$2.66	$-
Granted	2,423,742	$2.66	-
Exercised	-	-	-
Cancelled	(843,087)	$3.23	-
Options outstanding at December 31, 2014	7,339,118	$2.59	$-

Options vested and expected to vest at December 31, 2014	7,339,118	$2.59	$-

Exercisable at December 31, 2014	2,741,476	$2.81	$-

Shares available for grant under the 2005 Plan	3,776,197

The following table summarizes information about stock options outstanding at December 31, 2014:

	Outstanding			Exercisable

Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price

$0.85	136,785	9.84	$0.85	3,799	$0.85
$1.30	100,000	9.77	$1.30	-	$1.30
$2.23	223,445	9.15	$2.23	-	$2.23
$2.40	5,227,589	8.19	$2.40	2,387,170	$2.40
$2.90	1,548,916	9.07	$2.90	248,124	$2.90
$8.00	65,000	5.57	$8.00	65,000	$8.00
$19.38	37,383	3.28	$19.38	37,383	$19.38

Total	7,339,118	8.41	$2.59	2,741,476	$2.81

Stock-based compensation costs under the Plan for the year ended December 31, 2014 and 2013 are as follows:

	Year ended December 31,
	2014	2013

Research and development	$979,792	$572,741
General and administrative	3,543,876	884,035

Total	$4,523,668	$1,456,776

The fair value of options vested under the Plan was approximately $3,828,561 and $1,507,982 for the years ended December 31, 2014 and 2013, respectively.

At December 31, 2014, total unrecognized estimated compensation cost related to stock options granted prior to that date was approximately $8,436,724 which is expected to be recognized over a weighted-average vesting period of 2.8 years. This unrecognized estimated employee compensation cost does not include any estimate for forfeitures of performance-based stock options.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model and is expensed as the underlying options vest. The fair value of any options issued to non-employees is recorded as expense over the applicable service periods.